INCOME TAXES (Narrative) (Details) - CNY (¥) ¥ in Thousands	12 Months Ended					24 Months Ended	36 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2019	Dec. 31, 2021	Dec. 31, 2019
Tax losses carry forwards	¥ 1,649,427					¥ 1,649,427		¥ 1,649,427
PRC statutory income tax rate	25.00%	25.00%	25.00%
Income Taxes, Preferential Income Tax Rate Advanced and New Technology Enterprises	15.00%	15.00%			15.00%
Effective Income Tax Rate Reconciliation, Tax Exempt Income, Percent	12.50%	12.50%	0.00%
Income Taxes, Calculation Basis under Deemed Profit Method	25
Withholding tax expense		¥ 25,672
Effective Income Tax Rate Reconciliation, Tax Holiday, Percent				50.00%		0.00%
State Administration of Taxation, China [Member]
Withholding Tax Percentage On Repatriated Earnings	10.00%
Maximum
Income Taxes, Preferential Income Tax Rate Small Profit Enterprises							20.00%	20.00%
Income Taxes, Following Preferential Income Tax Rate Small Profit Enterprises							75.00%	50.00%
HK [Member]
Tax losses carry forwards	¥ 11,768					¥ 11,768		¥ 11,768
Tarena Hangzhou [Member]
PRC statutory income tax rate	25.00%	12.50%	12.50%
Effective Income Tax Rate Reconciliation, Tax Exempt Income, Percent	50.00%
Hanru Hangzhou [Member]
Effective Income Tax Rate Reconciliation, Tax Exempt Income, Percent		50.00%
2020 [Member]
Tax losses carry forwards	¥ 5,830					5,830		5,830
2021 [Member]
Tax losses carry forwards	12,481					12,481		12,481
2022 [Member]
Tax losses carry forwards	78,428					78,428		78,428
2023 [Member]
Tax losses carry forwards	465,479					465,479		465,479
2024 [Member]
Tax losses carry forwards	¥ 1,075,441					¥ 1,075,441		¥ 1,075,441